Schedule of Amount Due to Related Parties (Details) (Parenthetical) - USD ($)			9 Months Ended		12 Months Ended
	Jan. 17, 2024	Apr. 24, 2014	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 07, 2023	Sep. 07, 2023
Related Party Transaction [Line Items]
Principal amount							$ 1,000,000	$ 1,000,000
Due from related parties			$ 2,416,320		$ 1,651,407	$ 2,065,543
Unpaid directors remuneration			40,000	$ 110,000	100,000	30,000
Mr Cheung Ching Ping [Member]
Related Party Transaction [Line Items]
Due from related parties			965,777		520,964
Related party percentage	50.00%	50.00%
Chrome Field I Inc [Member]
Related Party Transaction [Line Items]
Principal amount		$ 1,307,619.69
Chrome Field II Inc [Member]
Related Party Transaction [Line Items]
Principal amount		$ 1,447,739.16
Mr. Cheung Chi Ping [Member]
Related Party Transaction [Line Items]
Due from related parties			489,917		377,817	791,857
Related party percentage		40.00%
Unpaid directors remuneration					110,000	100,000
Mr Cheung Yick Chung [Member]
Related Party Transaction [Line Items]
Due from related parties			122,454		94,454	197,964
Related party percentage	40.00%	10.00%
Mr Cheung Ching Ping One [Member]
Related Party Transaction [Line Items]
Due from related parties			612,272		472,272	989,822
Mr Cheung Chi Ping One [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 225,900		$ 185,900	$ 85,900